SHARE-BASED PAYMENTS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about stock options available for grant [Table Text Block]
December 31, 2017
Shares outstanding as at March 2, 2016	15,298,602
Percentage of shares outstanding	10%
Net options authorized	1,529,860
Less: options issued & outstanding	(615,843)
Options available for grant	914,017

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
2016
Dividend yield	nil
Risk free rate	0.56% - 0.60%
Expected volatility	46.49% - 46.87%
Expected life of options in years	4.20
Weighted average fair value of options granted	$4.26

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017		2016
		Weighted		Weighted
		Average		Average
	Number of	Exercise Price	Number of	Exercise Price
	Options	(in CAD$)	Options	(in CAD$)
Beginning of year	723,995	$15.25	760,774	$15.59
Granted	-	$-	71,494	$10.65
Exercised	(80,973)	$9.74	(500)	$9.17
Expired and forfeited	(27,179)	$14.58	(107,773)	$14.66
End of year	615,843	$16.00	723,995	$15.25
Exercisable at end of year	521,538	$16.67	416,753	$16.08

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted		Weighted
		Weighted average	average		average
		remaining	exercise	Number	exercise
Range of Exercise	Number	contractual life	price (in	of	price (in
Prices (in CAD$)	of options	(years)	CAD$)	options	CAD$)
$5.00 to $9.99	39,401	3.19	$9.89	39,401	$9.89
$10.00 to $14.99	352,002	2.30	$12.27	257,697	$12.25
$15.00 to $19.99	119,370	0.23	$15.98	119,370	$15.98
$20.00 and over	105,070	1.21	$30.84	105,070	$30.84
	615,843			521,538

	Options outstanding			Options exercisable
			Weighted
		Weighted average	average		Weighted
		remaining	exercise		average
Range of Exercise	Number of	contractual life	price (in	Number	exercise price
Prices (in CAD$)	options	(years)	CAD$)	of options	(in CAD$)
$5.00 to $9.99	124,618	1.47	$9.79	85,217	$9.74
$10.00 to $14.99	367,764	3.29	$12.26	136,148	$12.30
$15.00 to $19.99	123,233	1.23	$15.98	122,843	$15.96
$20.00 and over	108,380	2.21	$30.84	72,545	$30.84
	723,995			416,753

Disclosure of restricted share units and performance share units [Table Text Block]
	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2017	480,302	$12.17
Granted	376,473	$9.48
Vested	(98,182)	$16.38
Forfeited	(46,657)	$12.20
Balance at December 31, 2017	711,936	$10.16

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2016	301,841	$15.38
Granted	332,483	$10.10
Vested	(69,620)	$14.97
Forfeited	(84,402)	$13.19
Balance at December 31, 2016	480,302	$12.17